15008363

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

001-37651

Electronic Mail Only

December 7, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS

Dear Mr. Thomas:

This is to certify that on November 30, 2015 The Nasdaq Stock Market (the "Exchange") received from Atlassian Corporation Plc (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Class A ordinary shares, nominal value $0.10 per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery